   ========================================================================

                          IAI RETIREMENT FUNDS, INC.



                                     ****

                            IAI REGIONAL PORTFOLIO
                            IAI BALANCED PORTFOLIO
                             IAI RESERVE PORTFOLIO

                                 ANNUAL REPORT

                               December 31, 1995




   =======================================================================

                             [LOGO GLOBE ARTWORK]

                               Table of Contents

                           IAI Retirement Funds, Inc.

                                 Annual Report
                               December 31, 1995


Chairman's Letter................................  2
Portfolio Managers' Reviews
 IAI Regional Portfolio..........................  3
 IAI Balanced Portfolio..........................  4
 IAI Reserve Portfolio...........................  5
Schedules of Investments
 IAI Regional Portfolio..........................  6
 IAI Balanced Portfolio..........................  9
 IAI Reserve Portfolio........................... 11
Notes to Schedules of Investments................ 12
Statements of Assets and Liabilities............. 13
Statements of Operations......................... 14
Statements of Changes in Net Assets
 IAI Regional Portfolio.......................... 15
 IAI Balanced Portfolio.......................... 16
 IAI Reserve Portfolio........................... 17
Financial Highlights
 IAI Regional Portfolio.......................... 18
 IAI Balanced Portfolio.......................... 19
 IAI Reserve Portfolio........................... 20
Notes to Financial Statements.................... 21
Independent Auditors' Report..................... 23
Federal Tax Information.......................... 24

Distributor, Adviser, Custodian,
Legal Counsel, Independent Auditors,
Directors................................ Back Cover

                          [LOGO OF IAI MUTUAL FUNDS]


                           Investment Advisers, Inc.
 3700 First Bank Place, P.O. Box 357, Minneapolis, Minnesota 55440-0357 USA fax
                                  612.376.2737

                                  800.945.3863
                                  612.376.2700

                             [LOGO GLOBE ARTWORK]

                               Chairman's Letter

                           IAI Retirement Funds, Inc.

A Great Time To Diversify

[PHOTO OF NOEL P. RAHN]
Noel P. Rahn,
Chairman

By just about any measure, the six months ended December 31, 1995 was one of the best periods in my memory for U.S. stocks and bonds. The economy has been behaving just right; not too fast to bring back inflation, and not too slow to bring on a recession. In addition, American business is the most productive in the world. It's a perfect recipe for continued success in the markets.

But just as the investment world was gloomy in 1994, let's not assume that 1995's performance is the norm either. Stocks and bonds can be volatile. That's particularly important to remember when prices are high. One of the most important investment principles is diversification--not putting all your eggs in one basket.

The U.S. markets will continue to be impacted by the performance of the economy, the outlook for inflation, and the level of interest rates. Over the next six months, the presidential primary season will also play a role. All of these events are truly unpredictable and uncontrollable by the average investor. That makes investing a continuing challenge, and another reason to stay diversified.


Economic Outlook


A summary of the economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, is listed below.

Economic growth will be sluggish early in the year, but a recession is unlikely. Inflation will not be a threat in the first half. Federal Reserve policy is reactive and will likely remain on its gradual, go-slow path. However, the Fed has ample room to aggressively lower short-term rates if the economy deteriorates rapidly. Politics and the President will play a role this year. The inability to reach a budget agreement in Washington is a risk to the market. However, economic fundamentals should remain favorable for the markets.

Please read the Portfolio Managers' Reviews which follow this letter for a detailed perspective on the Portfolios' performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,


/s/Noel P. Rahn
Noel P. Rahn
Chairman

                           Portfolio Manager's Review

                                [Globe Artwork]

                             IAI Regional Portfolio

IAI Regional Portfolio

The IAI Regional Portfolio invests in companies located in the Upper midwest, a region of the United States with an excellent mixture of large, established corporations as well as hundreds of small to midsized companies. For the year ended December 31, 1995, the Portfolio returned 33.51%. The Portfolio's largest gainers were in such industries as agriculture, manufacturing, and telecommunications.

For several months, there have been signs of an across-the-board slowdown in corporate profit growth. Since growth in corporate profits is a key variable to stock price performance, we do not expect 1996 to be a repeat of 1995's stellar stock market gains. However, the stock market should benefit somewhat from generally lower interest rates brought about by a slowing economy.

                         [Photo of Mark C. Hoonsbeen]
                            Mark C. Hoonsbeen, CFA
                            IAI Regional Portfolio
                                    Manager

Value of $10,000 Investment+

                             [GRAPH APPEARS HERE]
-----------------------------------------------------------------
          IAI Regional Portfolio (inception 1-31-94) S&P 500*
-----------------------------------------------------------------
Feb 94                   $   10,000                  $ 9,728
-----------------------------------------------------------------
Jun 94                   $   10,020                  $ 9,343
-----------------------------------------------------------------
Dec 94                   $   10,620                  $ 9,803
-----------------------------------------------------------------
Jun 95                   $   11,986                  $11,782
-----------------------------------------------------------------
Dec 95                   $   14,178                  $13,479
-----------------------------------------------------------------

Average Annual Returns+
Through 12/31/95

                             [GRAPH APPEARS HERE]
                                          Since Inception
                            1 Year            1/31/94
---------------------------------------------------------
IAI Regional Portfolio      33.51%            20.00%
---------------------------------------------------------
S&P 500 Index               37.50%            16.86%*

+  Past performance is not predictive of future performance
*  Since 2/01/94

                           Portfolio Managers' Review

                                [Globe Artwork]

                             IAI Balanced Portfolio

IAI Balanced Portfolio

The goal of the IAI Balanced Fund Portfolio is to invest in an optional mixture of stocks and bonds. The mixture is determined by examining the relative outlook of risk and reward to each asset class. For the year ended December 31, 1995, the Portfolio produced a total return of 16.21%. During 1995, the stock/bond mixture ranged from 50:50 to 60:40.

During the past year, the stock market surged due to lower interest rates and healthy corporate profit growth. The bond market, which focuses on intermediate and long-term interest rate trends, also rose substantially. This performance is in sharp contrast to 1994, when both the stock and bond markets performed poorly.

Since the growth of corporate profits is likely to slow in 1996, we do not expect to see the stock market repeat its 1995 performance. Nevertheless, a slowing economy typically leads to lower interest rates, which is generally beneficial for stocks--and a key factor for bonds. Therefore, we would not be surprised to see the bond market outperform the stock market in 1996.

                           [Photo of Larry R. Hill]
                               Larry R. Hill, CFA
                             IAI Balanced Portfolio
                                    Manager

                           [Photo of John A. Twele]
                               John A. Twele, CFA
                             IAI Balanced Portfolio
                                    Manager

                         [Photo of Mark L. Simenstad]
                             Mark L. Simenstad, CFA
                             IAI Balanced Portfolio
                                    Manager


Value of $10,000 Investment+

                             [GRAPH APPEARS HERE]
------------------------------------------------------------------------------
                  IAI Balanced Portfolio (inception 2-03-94)
------------------------------------------------------------------------------
                       Balanced                 S&P 500          LB Govt/Corp+
------------------------------------------------------------------------------
Feb 94                $   10,000                $ 9,728                $ 9,782
------------------------------------------------------------------------------
Jun 94                $    9,900                $ 9,343                $ 9,425
------------------------------------------------------------------------------
Dec 94                $   10,220                $ 9,803                $ 9,506
------------------------------------------------------------------------------
Jun 95                $   11,282                $11,782                $10,627
------------------------------------------------------------------------------
Dec 95                $   11,877                $13,479                $11,335
------------------------------------------------------------------------------

Average Annual Returns+
Through 12/31/95

                             [GRAPH APPEARS HERE]
                                          Since Inception
                            1 Year            2/3/94
---------------------------------------------------------
IAI Balanced Portfolio      16.21%             9.44%
---------------------------------------------------------
S&P 500 Index               37.50%            16.36%*
---------------------------------------------------------
Lehman Government/
 Corporate Bond Index       15.33%             6.76%*


+  Past performance is not predictive of future performance
*  Since 2/01/94

                           Portfolio Manager's Review

                                [Globe Artwork]

                             IAI Reserve Portfolio

IAI Reserve Portfolio

The IAI Reserve Portfolio continues to invest primarily in short-term U.S. Government Securities to provide safety, liquidity and principal preservation. As of December 31, 1995, the Portfolio's average maturity was 93 days. For 1995, the Portfolio provided a total return of 5.09%.

During the past year, yields on short-term investments such as T-bills have not fallen as much as yields on one to three year securities. Short-term yields are driven primarily by Federal Reserve Board policy. During early 1995, the Fed raised short-term rates by 0.50%, and then reduced rates by the same amount in the second half of the year.

We kept the average maturity relatively short over the last year to provide stability and liquidity. In addition, the yield advantage to slightly longer maturity securities has been minimal, reducing their attractiveness.

                         [Photo of Timothy A. Palmer]
                             Timothy A. Palmer, CFA
                             IAI Reserve Portfolio
                                    Manager

Value of $10,000 Investment+

                             [GRAPH APPEARS HERE]
--------------------------------------------------------------
                                              Salomon Brothers
                 IAI Reserve Portfolio       One Year Treasury
                  (inception 4-07-94)           Bill Index*
--------------------------------------------------------------
Apr 94                $   10,000                  $ 9,991
--------------------------------------------------------------
Jun 94                $   10,044                  $10,046
--------------------------------------------------------------
Dec 94                $   10,225                  $10,232
--------------------------------------------------------------
Jun 95                $   10,496                  $10,716
--------------------------------------------------------------
Dec 95                $   10,746                  $11,060
--------------------------------------------------------------

Average Annual Returns+
Through 12/31/95

                             [GRAPH APPEARS HERE]
                                          Since Inception
                            1 Year            4/07/94
---------------------------------------------------------
IAI Reserve Portfolio        5.09%             4.23%
---------------------------------------------------------
Salomon Brothers One Year
 Treasury Bill Index         8.09%             5.93%*


+  Past performance is not predictive of future performance
*  Since 4/01/94

===============================================================================
                  S C H E D U L E  O F  I N V E S T M E N T S
===============================================================================
                            IAI REGIONAL PORTFOLIO

                               December 31, 1995
         (percentage figures indicate percentage of total net assets)


COMMON STOCKS - 78.8%
                                         Market
                              Quantity  Value (a)
------------------------------------------------
COMMERCIAL SERVICES - 4.1%
Banta                             700   $ 30,800
Bell & Howell Holdings (b)      1,300     36,400
Castle (A.M.)                   2,100     59,063
Manpower                        2,400     67,500
R.R. Donnelley & Sons             400     15,750
                                       ----------
                                         209,513
-------------------------------------------------
CONSUMER DURABLES - 3.8%
Clarcor                           600     12,225
ITI Technologies (b)            1,200     35,700
Newell                          3,000     77,625
Polaris Industries              1,700     49,938
Snap-On                           400     18,100
                                       ----------
                                         193,588
-------------------------------------------------
CONSUMER NON-DURABLES - 1.7%
Sara Lee                        1,400     44,625
Wrigley                           800     42,000
                                        ---------
                                          86,625
-------------------------------------------------
CONSUMER SERVICES - 2.0%
Buffets (b)                     2,400     33,000
McDonald's                      1,500     67,688
                                       ----------
                                         100,688
-------------------------------------------------
ELECTRIC TECHNOLOGY - 7.0%
Aetrium (b)                     3,200     64,000
Andrew (b)                        200      7,650
ANTEC (b)                       5,000     90,000
General Instrument (b)          1,600     37,400
Motorola                        1,300     74,100
Sheldahl (b)                      900     16,313
Tellabs (b)                     1,800     66,600
                                       ----------
                                         356,063
-------------------------------------------------
ENERGY MINERALS - 1.4%
Amoco                           1,000     71,875
-------------------------------------------------
FINANCE - 10.7%
Allstate                          710     29,223
Amerin (b)                      3,800    101,650
Bankers Life Holding            3,300     66,825
Brenton Banks                   1,000     21,250
Equitable of Iowa               1,600     51,400
FCB Financial                   1,000     18,500
First Commonwealth (b)            200      5,200
Guarantee Life (b)              5,300     83,475
MGIC Investment                   300     16,275
Reliastar Financial             1,800     79,875
Roosevelt Financial             2,000     38,750
Winthrop Resources              2,000     32,500
                                       ----------
                                         544,923
-------------------------------------------------
HEALTH SERVICES - 1.5%
InStent (b)                     1,600     24,000
United HealthCare                 800     52,400
                                       ----------
                                          76,400
-------------------------------------------------
HEALTH TECHNOLOGY - 8.6%
Abbott Laboratories             1,600     66,800
Angeion (b)                     1,200     10,200
Baxter International            2,500    104,688
CIMA Labs (b)                   3,000     18,000
Diametrics Medical (b)          2,400     11,700
Northfield Laboratories (b)       400      7,550
Possis Medical (b)              1,000     16,125
St. Jude Medical (b)            1,300     55,900
Spine-Tech (b)                  2,000     46,500
Sybron International -
 Wisconsin (b)                  4,400    104,500
                                       ----------
                                         441,963
-------------------------------------------------
NON-ENERGY MINERALS  - 0.5%
USG (b)                           800     24,000
-------------------------------------------------
PROCESS INDUSTRIES - 6.1%
Aptargroup                      2,000     74,750
Bemis                           1,000     25,625
BMC Industries                  3,000     69,750
IMC Global                        600     24,525
Northland Cranberries Class A   1,500     26,625
Valspar                           400     17,850
Vigoro                          1,200     74,100
                                       ----------
                                         313,225
-------------------------------------------------

         See Accompanying Notes to Schedule of Investments on page 12

================================================================================
                  S C H E D U L E  O F  I N V E S T M E N T S
================================================================================
                            IAI REGIONAL PORTFOLIO

                               December 31, 1995


                                              Market
                                   Quantity  Value (a)
------------------------------------------------------
PRODUCER MANUFACTURING - 13.7%
ABC Rail Products (b)                2,500 $   55,313
Anixter International (b)            6,700    124,788
Case                                 1,700     77,775
Deere                                3,300    116,325
FSI International (b)                2,900     58,725
Graco                                  600     18,300
Harnischfeger Industries               200      6,650
Honeywell                              500     24,313
IDEX                                 1,300     52,975
Illinois Tool Works                    200     11,800
Juno Lighting                          500      8,000
Lindsay Manufacturing (b)            1,000     38,500
Minnesota Mining & Manufacturing       300     19,875
Pentair                                900     44,775
Recovery Engineering (b)             1,700     25,925
Tower Automotive (b)                   700     12,250
Woodhead Industries                    300      4,274
                                            ----------
                                              700,563
------------------------------------------------------
RETAIL TRADE - 3.4%
Boise Cascade Office Products (b)      800     34,200
Dayton-Hudson                          500     37,500
Fingerhut                            2,000     27,750
Kohl's (b)                             500     26,250
Sears Roebuck                        1,200     46,800
                                            ----------
                                              172,500
------------------------------------------------------
TECHNOLOGY SERVICES - 4.8%
Analysts International                 500     15,000
FIserv (b)                           2,400     72,000
Secure Computing (b)                 2,500    140,000
Technology Solutions (b)             1,000     19,499
                                            ----------
                                              246,499
------------------------------------------------------
TRANSPORTATION - 5.0%
Heartland Express (b)                  924     18,249
Illinois Central                     2,400     92,100
Midwest Express Holdings (b)         1,000     27,750
TNT Freightways                      3,500     70,438
Wisconsin Central Transportation (b)   700     46,024
                                            ----------
                                              254,561
------------------------------------------------------
UTILITIES - 4.5%
Ameritech                            1,100     64,900
MFS Communications (b)               3,100    165,074
                                            ----------
                                              229,974
======================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(Cost: $3,625,200) .......................$ 4,022,960
======================================================
TOTAL INVESTMENTS IN LONG-TERM
  SECURITIES
(Cost: $3,625,200) .......................$ 4,022,960
======================================================

         See Accompanying Notes to Schedule of Investments on page 12

===============================================================================
                  S C H E D U L E  O F  I N V E S T M E N T S
===============================================================================
                            IAI REGIONAL PORTFOLIO

                               December 31, 1995

SHORT-TERM SECURITIES - 19.3%
                                                                 Principal      Market
                                              Rate   Maturity      Amount      Value (a)
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 19.3%
U.S. Treasury Bill                            5.34%  04/25/96   $ 1,000,000    $    984,642
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(Cost: $983,485)  ............................................................ $    984,642
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,608,685) (c)........................................................ $  5,007,602
-------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) - 1.9%
 .............................................................................. $     97,009
-------------------------------------------------------------------------------------------
TOTAL NET ASSETS
 .............................................................................. $  5,104,611
-------------------------------------------------------------------------------------------

         See Accompanying Notes to Schedule of Investments on page 12

================================================================================
                  S C H E D U L E  O F  I N V E S T M E N T S
================================================================================
                            IAI BALANCED PORTFOLIO

                               December 31, 1995
         (percentage figures indicate percentage of total net assets)


COMMON STOCKS - 47.5%
                                            Market
                                  Quantity  Value(a)
----------------------------------------------------
COMMERCIAL SERVICES - 1.3%
Sysco                               300  $    9,750
----------------------------------------------------
CONSUMER DURABLES - 2.0%
Duracell International              200      10,350
Mattel                              175       5,381
                                        ------------
                                             15,731
----------------------------------------------------
CONSUMER NON-DURABLES - 2.1%
Gillette                            100       5,213
UST                                 320      10,680
                                        ------------
                                             15,893
----------------------------------------------------
CONSUMER SERVICES - 4.6%
CUC International (b)               275       9,384
McDonald's                          190       8,574
Viacom Class B (b)                  183       8,670
Wendy's International               400       8,500
                                        ------------
                                             35,128
----------------------------------------------------
ELECTRIC TECHNOLOGY - 6.9%
Applied Materials (b)               150       5,906
Cisco Systems (b)                    95       7,089
Ericsson (L.M.) ADR                 300       5,850
Intel                               270      15,323
KLA Instruments (b)                 275       7,167
Motorola                            205      11,685
                                        ------------
                                             53,020
----------------------------------------------------
ENERGY MINERALS - 1.9%
Anadarko Petroleum                  165       8,931
Enron Oil & Gas                     245       5,880
                                        ------------
                                             14,811
----------------------------------------------------
FINANCE - 6.3%
Federal National Mortgage
  Association                       125      15,516
Franklin Resources                  130       6,549
General Re                           50       7,750
NationsBank                         140       9,747
Norwest                             250       8,250
                                        ------------
                                             47,812
----------------------------------------------------
HEALTH SERVICES - 4.3%
Cardinal Health                     160       8,760
Columbia/HCA Healthcare             200      10,150
PacifiCare Health Systems
 Class B (b)                         60       5,220
United HealthCare                   130       8,515
                                        ------------
                                             32,645
----------------------------------------------------
HEALTH TECHNOLOGY - 4.4%
Bristol-Myers Squibb                130      11,164
Guidant                             300      12,675
Pfizer                              150       9,450
                                        ------------
                                             33,289
----------------------------------------------------
PROCESS INDUSTRIES - 2.3%
Great Lakes Chemical                160      11,520
Morton International                165       5,919
                                        ------------
                                             17,439
----------------------------------------------------
RETAIL TRADE - 7.2%
Best Buy (b)                        300       4,875
Dollar General                      200       4,150
Home Depot                          330      15,799
Lowe's Companies                    200       6,700
Pep Boys-Manny, Moe & Jack          250       6,406
Wal-Mart                            250       5,594
Walgreen                            380      11,352
                                        ------------
                                             54,876
----------------------------------------------------
TECHNOLOGY SERVICES - 1.7%
General Motors Class E              200      10,400
Microsoft (b)                        30       2,632
                                        ------------
                                             13,032
----------------------------------------------------
UTILITIES - 2.5%
Airtouch Communications (b)         350       9,888
Enron                               240       9,150
                                        ------------
                                             19,038
====================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(Cost: $340,395) ....................... $  362,464
====================================================

NON-CONVERTIBLE PREFERRED STOCK - 1.7%
                                            Market
                                 Quantity  Value (a)
----------------------------------------------------
ELECTRONIC TECHNOLOGY - 1.7%
Nokia Series A ADR                  340  $   13,218
====================================================
TOTAL INVESTMENTS IN NON-CONVERTIBLE
  PREFERRED STOCK
(Cost: $17,457) ........................ $   13,218
====================================================

         See Accompanying Notes to Schedule of Investments on Page 12


===========================================================================================
                  S C H E D U L E  O F  I N V E S T M E N T S
===========================================================================================
                            IAI BALANCED PORTFOLIO

                               December 31, 1995


U.S. GOVERNMENT OBLIGATIONS - 36.3%
                                                                                        Principal     Market
                                                                 Rate      Maturity      Amount      Value (a)
---------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 23.4%
                                                                 6.00 %    11/30/97     $  20,000    $  20,294
                                                                 6.13      09/30/00        25,000       25,750
                                                                 8.00      05/15/01        25,000       27,984
                                                                 7.50      11/15/01        25,000       27,535
                                                                 7.50      05/15/02        70,000       77,612
                                                                                                     ----------
                                                                                                       179,175
---------------------------------------------------------------------------------------------------------------
U.S. TREASURY BOND - 12.9%
                                                                10.75      05/15/03        75,000       98,356
===============================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT OBLIGATIONS
(Cost: $267,003)...................................................................................  $ 277,531
===============================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(Cost: $624,855) (c)...............................................................................  $ 653,213
===============================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 14.5%
 ...................................................................................................  $ 110,899
===============================================================================================================
TOTAL NET ASSETS
 ...................................................................................................  $ 764,112
===============================================================================================================






 See Accompanying Notes to Schedule of Investments on page 12

==============================================================================
                  S C H E D U L E  O F  I N V E S T M E N T S
==============================================================================

                             IAI RESERVE PORTFOLIO

                               December 31, 1995

         (percentage figures indicate percentage of total net assets)

U.S. GOVERNMENT OBLIGATIONS - 11.5%
                                                                                    Principal     Market
                                                            Rate      Maturity       Amount      Value (a)
----------------------------------------------------------------------------------------------------------
U.S. TREASURY BILL - 11.5%
                                                            5.56%     08/22/96    $   100,000    $  96,809
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN U.S. GOVERNMENT OBLIGATIONS
(Cost: $96,594) .................................................................................$  96,809
----------------------------------------------------------------------------------------------------------



U.S. GOVERNMENT AGENCY SECURITIES - 84.3%
                                                                                    Principal     Market
                                                            Rate      Maturity       Amount      Value (a)
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 84.3%

Federal Agricultural Mortgage Corporation                   5.60%     01/02/96    $   100,000    $  99,985
Federal Farm Credit Bank                                    5.50      03/18/96        120,000      118,588
Federal Home Loan Bank                                      5.42      06/12/96        150,000      146,319
Federal Home Loan Mortgage Corporation                      5.47      03/07/96        100,000       98,997
Federal National Mortgage Association                       5.43      03/25/96        100,000       98,733
Tennessee Valley Association                                5.67      01/02/96        100,000       99,984
World Bank                                                  5.46      03/04/96         50,000       49,522
==========================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY SECURITIES
(Cost: $712,128)  ...........................................................................   $  712,128
==========================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(Cost: $808,722) (c) ........................................................................   $  808,937
==========================================================================================================
OTHER ASSETS & LIABILITIES (NET) - 4.2%
 .............................................................................................   $   35,167
==========================================================================================================
TOTAL NET ASSETS
 .............................................................................................   $  844,104
==========================================================================================================



         See Accompanying Notes to Schedule of Investments on page 12

================================================================================
        N O T E S   T O   S C H E D U L E S  O F  I N V E S T M E N T S
================================================================================
                          IAI RETIREMENT FUNDS, INC.

                               December 31, 1995


                                      (a)
Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation".

                                      (b)
                   Currently non-income producing security.

                                      (c)
     At December 31, 1995, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

-----------------------------------------------------------------------------------------------
                                             IAI REGIONAL        IAI BALANCED      IAI RESE
                                              PORTFOLIO           PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------
Cost for federal income tax purposes      $     4,609,840     $       624,857    $      808,722
                                          -----------------------------------------------------

Gross unrealized appreciation             $       453,119     $        43,892    $          215
Gross unrealized depreciation             $       (55,357)            (15,536)                -
Net unrealized appreciation               $       397,762     $        28,356    $          215
                                          -----------------------------------------------------
-----------------------------------------------------------------------------------------------

================================================================================
    S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S
================================================================================
                          IAI RETIREMENT FUNDS, INC.

                               December 31, 1995

                                                    IAI Regional       IAI Balanced      IAI Reserve
                                                      Portfolio          Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------
ASSETS
 Investments in securities, at market
  (Cost: $4,608,685; $624,855; and $808,722)      $   5,007,602     $     653,213       $    808,937
 Cash in bank on demand deposit                          95,708           100,260             26,865
 Dividends and accrued interest receivable                4,077             2,788                  -
 Organization costs (Note 1)                              7,794             7,814              8,218
 Other                                                    2,931               319                541
                                                -----------------------------------------------------
  Total Assets                                        5,118,112           764,394            844,561
                                                -----------------------------------------------------

LIABILITIES
 Payable for investment securities purchased             10,100                 -                  -
 Accrued investment advisory fees                         2,366                 -                  -
 Accrued dividend-disbursing, administrative, and
  accounting fees                                           726                 -                  -
 Other accrued expenses                                     309               282                457
                                                -----------------------------------------------------
  Total liabilities                                      13,501               282                457
                                                -----------------------------------------------------
   Net assets applicable to outstanding
     capital stock                                $   5,104,611     $     764,112       $    844,104
                                                =====================================================

REPRESENTED BY:
 Capital stock                                    $       3,604     $         649       $        840
 Additional paid-in capital                           4,275,069           715,506            840,057
 Undistributed net investment income                     28,323             9,602              2,614
 Accumulated net realized gains on investments          398,698             9,997                378
 Unrealized appreciation on investments                 398,917            28,358                215
                                                -----------------------------------------------------

  Total - representing net assets applicable to
    outstanding capital stock
                                                  $   5,104,611     $     764,112       $    844,104
                                                =====================================================
  Shares of common stock outstanding; authorized
   10 billion shares of $.01 par value stock of
   each Portfolio                                       360,396            64,875             83,958
                                                -----------------------------------------------------

  Net asset value per share of outstanding
   capital stock                                  $       14.16     $       11.78       $      10.05
                                                =====================================================

           See Accompanying Notes to Financial Statements on page 21

===============================================================================
                S T A T E M E N T S   O F   O P E R A T I O N S
===============================================================================
                             IAI RETIREMENT FUNDS

                         Year ended December 31, 1995


                                                            IAI Regional      IAI Balanced   IAI Reserve
                                                              Portfolio         Portfolio      Portfolio
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Income:
  Interest                                                  $   29,786        $  11,160        $  41,336
  Dividends                                                     28,223            2,249               --
                                                            --------------------------------------------
   Total income                                                 58,009           13,409           41,336
                                                            --------------------------------------------
 Expenses:
  Investment advisory fees                                      15,913            2,428            3,265
  Dividend-disbursing, administrative, and
    accounting fees                                              2,448              373              726
  Legal fees                                                       106               75               57
  Custodian fees                                                11,890            7,055            5,065
  Amortization of organization costs                             2,519            2,519            2,547
  Audit fees                                                     5,660            5,650            5,650
  Printing and shareholder reporting                             1,276            1,267            1,266
  Registration fees                                                266              266              266
  Other expenses                                                   163              141              145
                                                            --------------------------------------------
   Total expenses                                               40,241           19,774           18,987
                                                            --------------------------------------------
   Less fees reimbursed or waived by Advisers                   (6,737)         (13,428)         (11,528)
                                                            --------------------------------------------
   Net expense before expenses paid indirectly                  33,504            6,346            7,459
                                                            --------------------------------------------
   Less expenses paid indirectly (Note 2)                       (2,955)          (1,676)          (1,275)
                                                            --------------------------------------------
    Net expenses                                                30,549            4,670            6,184
                                                            --------------------------------------------
    Net investment income                                       27,460            8,739           35,152
                                                            --------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 Net realized gains on investments                             402,797           10,667              391
 Net change in unrealized appreciation
  (depreciation) on investment
   securities                                                  377,323           28,015              215
                                                            --------------------------------------------
    Net gain on investments                                    780,120           38,682              606
                                                            --------------------------------------------
    Net increase in net assets resulting from operations    $  807,580        $  47,421        $  35,758
                                                            --------------------------------------------


           See Accompanying Notes to Financial Statements on page 21


================================================================================================
     S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S
================================================================================================
                          IAI RETIREMENT FUNDS, INC.

                            IAI REGIONAL PORTFOLIO


                                                                                                          Period from
                                                                              Year Ended             January 31, 1994* to
                                                                           December 31, 1995           December 31, 1995
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                                 $         27,460          $            2,183
     Net realized gains (losses)                                                    402,797                      (4,099)
     Net change in unrealized appreciation (depreciation)                           377,323                      21,594
                                                                           -----------------------------------------------
          Net increase in net assets resulting from operations                      807,580                      19,678
                                                                           -----------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                           (2,961)                          -
                                                                           -----------------------------------------------
          Total distributions                                                        (2,961)                          -
                                                                           -----------------------------------------------


CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 284,186 and 95,403 shares                          3,496,985                     991,183
     Net asset value of 250 and 0 shares issued to shareholders
          in reinvestment of distributions                                            2,976                           -
     Cost of 5,480 and 13,963 shares redeemed                                       (65,151)                   (145,679)
                                                                           -----------------------------------------------
          Increase in net assets from capital share transactions                  3,434,810                     845,504
                                                                           -----------------------------------------------
          Total increase in net assets                                            4,239,429                     865,182

               Net assets at beginning of period                                    865,182                           -
                                                                           -----------------------------------------------

               Net assets at end of period                                 $      5,104,611          $          865,182
                                                                           ===============================================
                    (including undistributed net investment income of
                         $28,323 and $2,967)

* Commencement of operations

           See Accompanying Notes to Financial Statements on page 21


=====================================================================================
     S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S
=====================================================================================
                          IAI RETIREMENT FUNDS, INC.

                            IAI BALANCED PORTFOLIO


                                                                                                          Period from
                                                                              Year Ended              February 3, 1994* to
                                                                           December 31, 1995            December 31, 1995
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                                 $          8,739           $            1,944
     Net realized gains (losses)                                                     10,667                         (670)
     Net change in unrealized appreciation (depreciation)                            28,015                          343
                                                                           ---------------------------------------------------
          Net increase in net assets resulting from operations                       47,421                        1,617
                                                                           ---------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                           (2,721)                           -
                                                                           ---------------------------------------------------
          Total distributions                                                        (2,721)                           -
                                                                           ---------------------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 51,989 and 22,202 shares                             595,671                       225,111
     Net asset value of 243 and 0 shares issued to shareholders
          in reinvestment of distributions                                            2,721                             -
     Cost of 7,482 and 2,077 shares redeemed                                        (84,648)                      (21,060)
                                                                           ---------------------------------------------------
          Increase in net assets from capital share transactions                    513,744                       204,051
                                                                           ---------------------------------------------------
          Total increase in net assets                                              558,444                       205,668

               Net assets at beginning of period                                    205,668                             -
                                                                           ---------------------------------------------------

               Net assets at end of period                                 $        764,112           $           205,668
                                                                           ===================================================
                    (including undistributed net investment income of
                         $9,602 and $2,721)

* Commencement of operations




           See Accompanying Notes to Financial Statements on page 21


===============================================================================
     S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S
===============================================================================
                          IAI RETIREMENT FUNDS, INC.

                             IAI RESERVE PORTFOLIO


                                                                                                        Period from
                                                                              Year Ended              April 7,1994* to
                                                                           December 31, 1995          December 31, 1995
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                                 $        35,152            $         6,547
     Net realized gains (losses)                                                       391                        (13)
     Net change in unrealized appreciation (depreciation)                              215                          -
                                                                           -----------------------------------------------
          Net increase in net assets resulting from operations                      35,758                      6,534
                                                                           -----------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                         (34,624)                    (5,962)
                                                                           -----------------------------------------------
          Total distributions                                                      (34,624)                    (5,962)
                                                                           -----------------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 110,373 and 86,052 shares                         1,109,346                    862,336
     Net asset value of 3,456 and 595 shares issued to shareholders
          in reinvestment of distributions                                          34,694                      5,962
     Cost of 84,066 and 32,452 shares redeemed                                    (844,916)                  (325,024)
                                                                           -----------------------------------------------
          Increase in net assets from capital share transactions                   299,124                    543,274
                                                                           -----------------------------------------------
          Total increase in net assets                                             300,258                    543,846

               Net assets at beginning of period                                   543,846                          -
                                                                           -----------------------------------------------

               Net assets at end of period                                 $       844,104            $       543,846
                                                                           ===============================================
                    (including undistributed net investment income of
                         $2,614 and $1,214)

* Commencement of operations



           See Accompanying Notes to Financial Statements on page 21

================================================================================
                    F I N A N C I A L  H I G H L I G H T S
================================================================================
                          IAI RETIREMENT FUNDS, INC.
                            IAI REGIONAL PORTFOLIO

Per share data for a share of capital stock outstanding throughout each period and selected information for each period indicated are as follows:

                                                                         Period from
                                              Year Ended            January 31, 1994* to
                                           December 31, 1995          December 31, 1994
 ----------------------------------------------------------------------------------------------
 NET ASSET VALUE
  Beginning of period                   $      10.62             $          10.00
                                     ----------------------------------------------------------
 OPERATIONS
  Net investment income                         0.06                        0.03
  Net realized and unrealized gains             3.50                        0.59
                                     ----------------------------------------------------------
    Total from operations                       3.56                        0.62
                                     ----------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                        (0.02)                          -
                                     ----------------------------------------------------------
    Total distributions                        (0.02)                          -
                                     ----------------------------------------------------------
 NET ASSET VALUE
  End of period                         $      14.16             $         10.62
                                     ==========================================================
 Total investment return**                     33.51%                       6.20%

 Net assets at end of period (000's
  omitted)                              $     5,105              $           865

 RATIOS:
  Expenses to average daily
    net assets****                             1.37%                        1.13%***
  Expenses to average daily net
    assets (net of expenses paid
    indirectly)                                1.25%                          n/a
  Net investment income to average
    daily net assets****                       1.12%                        0.81%***
  Portfolio turnover rate (excluding
    short-term securities)                    156.0%                       127.6%


*     Commencement of operations
**    Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
***   Annualized
****  The Portfolio's adviser voluntarily waived $6,737 and $7,455 in expenses for the year ended December 31, 1995 and the period ended December 31, 1994, respectively. If the Portfolio had been charged these expenses, the ratio of expenses to average daily net assets would have been 1.64% and 3.90% respectively, and the ratio of net investment income to average daily net assets would have been .85% and (1.96%), respectively. Beginning in fiscal 1995, the ratio of expenses to average daily net assets includes expenses paid indirectly by the Portfolio. Prior period expense ratios have not been adjusted.






           See Accompanying Notes to Financial Statements on Page 21

================================================================================
                    F I N A N C I A L   H I G H L I G H T S
================================================================================
                          IAI RETIREMENT FUNDS, INC.
                            IAI BALANCED PORTFOLIO

Per share data for a share of capital stock outstanding throughout each period and selected information for each period indicated are as follows:

                                                                                               Period from
                                                                      Year Ended            February 3, 1994* to
                                                                   December 31,1995          December 31, 1994
---------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE
  Beginning of period                                                $    10.22                 $   10.00
                                                                ----------------------------------------------------
 OPERATIONS
  Net investment income                                                    0.09                      0.10
  Net realized and unrealized gains                                        1.56                      0.12
                                                                ----------------------------------------------------
     Total from operations                                                 1.65                      0.22
                                                                ----------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   (0.09)                        -
                                                                ----------------------------------------------------
     Total distributions                                                  (0.09)                        -
                                                                ----------------------------------------------------
  NET ASSET VALUE
     End of period                                                   $    11.78                 $   10.22
                                                                ====================================================
  Total investment return**                                               16.21%                     2.20%

 Net assets at end of period (000's
   omitted)                                                          $      764                 $     206

 RATIOS:
  Expenses to average daily net assets****                                 1.70%                     1.25%***
  Expenses to average daily net assets (net of
    expenses paid indirectly)                                              1.25%                     n/a
  Net investment income to average daily net assets****                    2.34%                     2.28%***
  Portfolio turnover rate (excluding short-term securities)                56.0%                     21.6%


*     Commencement of operations
**    Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
***   Annualized
****  The Portfolio's adviser voluntarily waived $13,428 and $7,756 in expenses for the year ended December 31, 1995 and the period ended December 31, 1994, respectively. If the Portfolio had been charged these expenses, the ratio of expenses to average daily net assets have been 5.29% and 10.33%, respectively, and the ratio of net investment income to average daily net assets would have been (1.25%) and (6.80%), respectively. Beginning in fiscal 1995, the ratio of expenses to average daily net assets includes expenses paid indirectly by the Portfolio. Prior period expense ratios have not been adjusted.




           See Accompanying Notes to Financial Statements on page 21

==============================================================================
                    F I N A N C I A L   H I G H L I G H T S
==============================================================================
                          IAI RETIREMENT FUNDS, INC.
                             IAI RESERVE PORTFOLIO

Per share data for a share of capital stock outstanding throughout each period and selected information for each period indicated are as follows:


                                                                 Period from
                                         Year Ended           April 7, 1994* to
                                      December 31, 1995       December 31, 1994
--------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                      $  10.03                $  10.00
                                        ----------------------------------------
OPERATIONS
 Net investment income                        0.48                    0.20
 Net realized and unrealized gains            0.02                    0.02
                                        ----------------------------------------
   Total from operations                      0.50                    0.22
                                        ----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                       (0.48)                  (0.19)
                                        ----------------------------------------
   Total distributions                       (0.48)                  (0.19)
                                        ----------------------------------------
NET ASSET VALUE
 End of period                             $  10.05                $  10.03
                                        ----------------------------------------

Total investment return**                      5.09%                   2.25%

Net assets at end of period
(000's omitted)                            $    844                $    544

RATIOS:
 Expenses to average daily net
  assets****                                   1.03%                   0.85%***
 Expenses to average daily net assets
  (net of expenses paid indirectly)            0.85%                   n/a
 Net investment income to average daily
  net assets****                               4.84%                   3.56%***



*    Commencement of operations
** Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
***  Annualized
**** The Portfolio's adviser voluntarily waived $11,528 and $6,930 in expenses for the year ended December 31, 1995 and the period ended December 31, 1994, respectively. If the Portfolio had been charged these expenses, the ratio of expenses to average daily net assets would have been 2.62% and 4.62%, respectively, and the ratio of net investment income to average daily net assets would have been 3.25% and (.21%), respectively. Beginning in fiscal 1995, the ratio of expenses to average daily net assets includes expenses paid indirectly by the Portfolio. Prior period expense ratios have not been adjusted.


           See Accompanying Notes to Financial Statements on page 21

===============================================================================
          N O T E S   T O   F I N A N C I A L   S T A T E M E N T S
===============================================================================
                          IAI RETIREMENT FUNDS, INC.

                               December 31, 1995


     [1]  S U M M A R Y  O F  S I G N I F I C A N T  A C C O U N T I N G
                                P O L I C I E S

IAI Retirement Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Regional Portfolio (Regional Portfolio), IAI Balanced Portfolio (Balanced Portfolio) and IAI Reserve Portfolio (Reserve Portfolio) are separate portfolios of IAI Retirement Funds, Inc. Portfolio shares are not offered directly to the public, but sold only to selected insurance companies' separate accounts in connection with variable life insurance policies or variable annuity contracts. This report covers only the Regional Portfolio, Balanced Portfolio and Reserve Portfolio (the Portfolios).

Significant accounting policies followed by the Portfolios are summarized below:

SECURITY VALUATION

Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day; securities traded on the over-the-counter market are valued at the last reported sales price or if the last reported sales price is not available, the last reported bid price is used.

The values of debt securities are determined using pricing services or prices quoted by independent brokers. Short-term securities with maturities of 60 days or less from the date of acquisition are valued at amortized cost. Short-term securities with maturities greater than 60 days from the date of acquisition are marked-to-market on a daily basis.

FEDERAL TAXES

Since it is each Portfolio's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders, no provision for income taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased, resulting in reclassification adjustments to additional paid-in capital as follows:

------------------------------------------------------------------------------
                               IAI REGIONAL     IAI BALANCED      IAI RESERVE
                                PORTFOLIO         PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------

Undistributed net               $   857            $   863           $   872
 investment income

Additional paid-in capital      $  (857)           $  (863)          $  (872)
------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Portfolios record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income, including level yield amortization of discount, is accrued daily. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date. Distributions from net investment income are made annually for Regional Portfolio and Balanced Portfolio and monthly for Reserve Portfolio. Capital gains, if any, are primarily distributed in June. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

ORGANIZATION COSTS
Organization costs are being amortized over 60 months on a straight-line basis.

===============================================================================
          N O T E S   T O   F I N A N C I A L   S T A T E M E N T S
===============================================================================
                          IAI RETIREMENT FUNDS, INC.

                               December 31, 1995

 [ 1 ]   S U M M A R Y   O F   S I G N I F I C A N T   A C C O U N T I N G
                        P O L I C I E S  ( C O N T . )

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.



                    [ 2 ]  F E E S   A N D   E X P E N S E S

Under the terms of an investment advisory agreement, Regional Portfolio, Balanced Portfolio and Reserve Portfolio pay Investment Advisers, Inc. (Advisers) a management fee based upon average daily net assets equal, on an annual basis, to .65%, .65% and .45%, respectively.

Each Portfolio also pays an annual fee to Advisers for acting as the Portfolios' dividend-disbursing, administrative, and accounting services agent. The fee is based on an annual rate of .10% of average daily net assets for each Portfolio.

In addition to the advisory and dividend-disbursing, administrative, and accounting services fees, the Portfolios are responsible for paying their operating expenses, including costs incurred in the purchase and sale of assets. Advisers has currently voluntarily agreed to waive expenses for Regional Portfolio, Balanced Portfolio and Reserve Portfolio in excess of 1.25%, 1.25% and .85%, respectively, of average daily net assets.

As a result of earnings on cash balances on account with the custodian, Regional, Balanced and Reserve Portfolios' custodian fees were reduced by $2,955, $1,676 and $1,275, respectively, for the year ended December 31, 1995, and are included in "expenses paid indirectly" on the Statements of Operations.


              [ 3 ]  I N V E S T M E N T   T R A N S A C T I O N S

Purchases and Sales of Securities

For the period ended December 31, 1995, purchases of securities and sales proceeds, including maturities, for the Reserve Portfolio aggregated $5,008,963 and $4,739,260, respectively. Purchases of securities and sales proceeds, other than investments in short-term securities for Regional Portfolio and Balanced Portfolio, were as follows:

----------------------------------------------------
                           PURCHASES       SALES
----------------------------------------------------

IAI REGIONAL PORTFOLIO     $ 5,560,185   $ 2,991,726
IAI BALANCED PORTFOLIO     $   625,597   $   160,736
----------------------------------------------------

===============================================================================
            I N D E P E N D E N T   A U D I T O R S'   R E P O R T
===============================================================================
                          IAI RETIREMENT FUNDS, INC.


The Board of Directors and Shareholders
IAI Retirement Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of IAI Regional Portfolio, IAI Balanced Portfolio and IAI Reserve Portfolio (portfolios within IAI Retirement Funds, Inc.) as of December 31, 1995, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended December 31, 1995 and the period from January 31, 1994 (commencement of operations for IAI Regional Portfolio), February 3, 1994 (commencement of operations for IAI Balanced Portfolio) and April 7, 1994 (commencement of operations for IAI Reserve Portfolio) to December 31, 1994. These financial statements and the financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted accounting standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received, we request confirmations from brokers and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of IAI Regional Portfolio, IAI Balanced Portfolio and IAI Reserve Portfolio at December 31, 1995, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
February 2, 1996

===============================================================================
                  F E D E R A L  T A X  I N F O R M A T I O N
===============================================================================
                          IAI RETIREMENT FUNDS, INC.

We are required by federal tax regulations to provide shareholders with certain information regarding dividend distributions paid during our fiscal year. The figures provided are for information purposes only and should not be used for reporting to federal or state revenue agencies. You will receive all necessary tax information on Form 1099-DIV, Dividends and Distributions, in January of each year.

(A) includes distribution of short-term capital gains, if any, which are taxable as ordinary income.

IAI REGIONAL PORTFOLIO

                Payable Date                    Ordinary Income (A)
                JUNE 1995                            $.0157

For the year ended December 31, 1995, 100.0% of ordinary income distributions qualify for deductions by corporations.

IAI BALANCED PORTFOLIO

                Payable Date                    Ordinary Income (A)
                JUNE 1995                            $.0916

For the year ended December 31, 1995, 18.45% of ordinary income distributions qualify for deductions by corporations.

IAI RESERVE PORTFOLIO

                Payable Date                    Ordinary Income (A)
                JANUARY 1995                         $.0351
                FEBRUARY 1995                         .0445
                MARCH 1995                            .0445
                APRIL 1995                            .0450
                MAY 1995                              .0430
                JUNE 1995                             .0410
                JULY 1995                             .0390
                AUGUST 1995                           .0390
                SEPTEMBER 1995                        .0360
                OCTOBER 1995                          .0360
                NOVEMBER 1995                         .0390
                DECEMBER 1995                         .0370
                                                     $.4791

                                  Distributor
                             IAI Securities, Inc.

                              Investment Adviser
                                  and Manager
                           Investment Advisers, Inc.
                                 P.O. Box 357
                        Minneapolis, MN 55440-0357 USA
                                 800.945.3863
                                 612.376.2700

                                   Custodian
                         Norwest Bank Minnesota, N.A.
                              Sixth and Marquette
                             Minneapolis, MN 55479

                                 Legal Counsel
                           Dorsey & Whitney P.L.L.P.
                            220 South Sixth Street
                             Minneapolis, MN 55402

                             Independent Auditors
                             KPMG Peat Marwick LLP
                              4200 Norwest Center
                             Minneapolis, MN 55402

                                   Directors
                                Madeline Betsch
                              W. William Hodgson
                                George R. Long
                                 Noel P. Rahn
                             Richard E. Struthers
                               J. Peter Thompson
                              Charles H. Withers

                                  [IAI LOGO]
                           M U T U A L   F U N D S

                           Investment Advisers, Inc.
3700 First Bank Place, P.O. Box 357, Minneapolis, Minnesota 55440-0357 USA fax
                                 612.376.2737

                                 800.945.3863
                                 612.376.2700